As filed with the Securities and Exchange Commission on July 27, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

California Investment Trust

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: May 31, 2010

Item 1.  Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (95.11%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$515,535
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,066,260

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,857,839
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	38,403
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,230,502

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,183,900

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,219,660

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,423,736

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,951,920
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	4,046,800
Variable Purpose	2,000,000	5.000%	3/1/2028	2,018,760
Variable Purpose	3,000,000	5.000%	4/1/2038	2,886,450

CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,057,700

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,106,060

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,337,296

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	1,000,000	6.000%	7/1/2012	1,029,040

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	819,620

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,653,802
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	3,016,871

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,066,079

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B	1,105,000	6.500%	7/1/2010	1,111,265

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,061,460
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,261,760

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	1,235,000	6.125%	7/1/2013	1,298,528

NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,030,990

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,055,940

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,370,000	5.500%	2/1/2014	1,394,208

OCEANSIDE UNIFIED SCHOOL DISTRICT
Election 2000; Series B	1,870,000	5.125%	8/1/2029	1,904,258

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,328,710

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	957,780

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	941,620

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,988,360

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,835,852

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,681,042

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	1,949,280
General Obligation Bonds; Series 2000	2,500,000	5.700%	8/1/2022	2,548,300

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,237,720
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	2,006,060
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,355,463

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A	1,045,000	7.250%	8/1/2010	1,055,649

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	752,450

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,047,060

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,040,580

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,978,368

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	2,400,000	6.000%	8/1/2011	2,441,544

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,139,670

UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,244,950

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	732,333
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,316,392

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,066,340

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,103,018

YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,306,475

Total Long-Term Securities (Cost $101,649,835)				103,699,658

VARIABLE RATE DEMAND NOTES* (3.49%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	1,100,000	0.260%	6/1/2010	1,100,000

SACRAMENTO COUNTY CALIFORNIA SANITATION DISTRICT
Refunded Sub Lien-C	2,700,000	0.260%	6/1/2010	2,700,000

Total Variable Rate Demand Notes (Cost $3,800,000)				3,800,000

Total Investments (Cost $105,449,835) (a) (98.60%)				107,499,658
Other Net Assets (1.40%)				1,521,138
Net Assets (100.00%)				$109,020,796

(a) Aggregate cost for federal income tax purposes is $105,292,164. At May 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$3,957,607
Unrealized depreciation				(1,750,113)
Net unrealized appreciation				$2,207,494

* Stated maturity reflects next reset date.

CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (91.94%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A	$500,000	5.250%	8/1/2013	$525,905

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	500,000	5.000%	8/1/2017	516,805

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	553,595

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996	500,000	5.600%	10/1/2010	507,480

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A	400,000	5.250%	6/1/2011	417,128
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	542,105
University of California Research Project	400,000	5.250%	11/1/2014	454,876

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 2001A	500,000	6.000%	8/1/2012	520,805

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	539,700

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A	550,000	5.250%	7/1/2012	575,619

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	550,310

FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	524,800

KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	255,588

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	523,010

MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	632,856

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	571,100
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	545,730

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001	500,000	5.500%	10/1/2012	533,305

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	537,970

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	547,610
Water Revenue Bonds; Series 2001A	700,000	5.000%	11/1/2015	737,492
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	545,650

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	555,780

WALNUT, CITY OF
Public Financing Authority Tax Allocation	500,000	5.375%	9/1/2013	523,390

Total Long-Term Securities (Cost $12,265,113)				12,738,609

VARIABLE RATE DEMAND NOTES* (6.50%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	400,000	0.260%	6/1/2010	400,000

IRVINE IMPROVEMENT BOND ACT 1915
Assesment District No 93-14	100,000	0.270%	6/1/2010	100,000
Assesment District No 94-13	400,000	0.250%	6/1/2010	400,000

Total Variable Rate Demand Notes (Cost $900,000)				900,000

Total Investments (Cost $13,165,113) (a) (98.44%)				13,638,609
Other Net Assets (1.56%)				216,799
Net Assets (100.00%)				$13,855,408

(a) Aggregate cost for federal income tax purposes is $13,164,958. At May 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$477,762
Unrealized depreciation				(4,111)
Net unrealized appreciation				$473,651

* Stated maturity reflects next reset date.

CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

TAX AND REVENUE ANTICIPATION NOTES (15.36%)

RIVERSIDE COUNTY OF CA
2009 Teeter Obligation Notes; Series C	$1,000,000	2.000%	10/15/2010	$1,004,700

SAN DIEGO COUNTY & SCHOOL DISTRICT
Tax and Revenue Anticipation Notes	2,500,000	2.000%	6/30/2010	2,502,472

SISKIYOU COUNTY, CA
2009 Tax and Revenue Anticipation Notes	2,000,000	2.500%	6/30/2010	2,002,376

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Linden Wind Energy Project Revenue Notes; 2009 Series A	2,000,000	2.000%	10/1/2010	2,010,477

Total Tax & Revenue Anticipation Notes (Cost $7,520,025)				7,520,025

VARIABLE RATE DEMAND NOTES* (85.05%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,450,000	0.260%	6/3/2010	1,450,000

BAY AREA TOLL AUTHORITY
Variable Rate Demand Bonds	1,900,000	0.150%	6/3/2010	1,900,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Refunding Revenue Bonds; Stanford Hospital and Clinics, 2008 Series A-1	2,000,000	0.550%	6/16/2010	2,000,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Refunding Revenue Bonds; Pacific Gas and Electric Company, 2009 Series B	700,000	0.260%	6/1/2010	700,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project	945,000	2.250%	6/2/2010	945,000
John Muir Health Series C	2,200,000	0.260%	6/1/2010	2,200,000
Revenue Refunding Bonds - Series 2007A	900,000	0.260%	6/2/2010	900,000

CALIFORNIA, STATE OF
Series B; Subseries B-1	800,000	0.260%	6/2/2010	800,000
Kindergarten; Series A-5	200,000	0.260%	6/1/2010	200,000
Kindergarten; Series A-6	2,000,000	0.250%	6/3/2010	2,000,000

CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	2,200,000	0.290%	6/2/2010	2,200,000

CITY OF SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.230%	6/2/2010	2,000,000

EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2008 G	2,000,000	0.260%	6/2/2010	2,000,000

IRVINE, CITY OF
Limited Obligation Assesment District No 93-14	150,000	0.270%	6/1/2010	150,000
Assesment District No 87-8	100,000	0.250%	6/1/2010	100,000
Assesment District No 94-13	500,000	0.250%	6/1/2010	500,000
Assesment District No 94-15	225,000	0.250%	6/1/2010	225,000
Assesment District No 97-16	505,000	0.250%	6/1/2010	505,000

IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series 1993	200,000	0.260%	6/1/2010	200,000

LOS ANGELES CALIFORNIA, CITY OF
Power System; Subseries A-7	1,200,000	0.250%	6/3/2010	1,200,000
Water System; Subseries B-2	1,800,000	0.240%	6/1/2010	1,800,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2005 Authorization; Series B-1	1,300,000	0.300%	6/3/2010	1,300,000
Water Revenue Bonds, 2000 Authorization; Series B-3	600,000	0.240%	6/1/2010	600,000
Water Revenue Refunding Bonds; 2001 Series C-2	500,000	0.250%	6/1/2010	500,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.310%	6/2/2010	1,260,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	2,000,000	0.240%	6/2/2010	2,000,000

PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.250%	6/3/2010	1,600,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series A	200,000	0.260%	6/1/2010	200,000
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series B	675,000	0.260%	6/1/2010	675,000
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series C	200,000	0.260%	6/1/2010	200,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A	1,720,000	0.330%	6/3/2010	1,720,000

SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	2,395,000	0.280%	6/2/2010	2,395,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,000,000	0.290%	6/2/2010	2,000,000
Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	1,400,000	0.320%	6/2/2010	1,400,000

TRACY, CITY OF
Sycamore: 7/03	1,000,000	0.260%	6/3/2010	1,000,000

TUSTIN, CITY OF
Improvement Bond Act 95-2	800,000	0.260%	6/1/2010	800,000

Total Variable Rate Demand Notes (Cost $41,625,000)				41,625,000

Total Investments (Cost $49,145,025) (a) (100.41%)				49,145,025
Other Net Assets (-0.41%)				(199,175)
Net Assets (100.00%)				$48,945,850

(a) Aggregate cost for federal income tax purposes is $49,145,025.

* Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bonds (3.53%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,013,643
Total Corporate Bonds (Cost $1,003,161)
				1,013,643
Government National Mortgage Association (27.13%)
	44,785	6.000%	4/15/2014	48,499
	67,713	6.000%	4/15/2014	73,329
	38,535	6.000%	4/15/2016	41,768
	96,452	6.500%	4/15/2016	104,357
	84,093	6.000%	5/15/2016	91,146
	8,063	10.000%	9/15/2018	9,289
	24,065	9.000%	10/15/2018	27,484
	571,917	5.000%	7/15/2020	613,018
	295,218	5.500%	1/15/2025	324,461
	395,202	6.000%	1/15/2026	431,846
	2,234,431	5.500%	4/15/2036	2,407,622
	2,212,558	5.000%	3/15/2038	2,338,527
	1,188,077	6.000%	6/15/2038	1,287,544
Total Government National Mortgage Association (Cost $7,227,826)				7,798,890

United States Treasury Bills (29.58%)
	3,400,000	0.142%^	6/10/2010	3,399,871
	5,100,000	0.147%^	6/17/2010	5,099,632
Total United States Treasury Bills (Cost $8,499,503)				8,499,503

United States Treasury Bonds (21.61%)
	3,000,000	7.250%	5/15/2016	3,797,815
	2,300,000	4.500%	5/15/2038	2,411,407
Total United States Treasury Bonds (Cost $6,229,438)				6,209,222

United States Treasury Notes (17.83%)
	1,200,000	2.750%	10/31/2013	1,249,219
	3,700,000	3.750%	11/15/2018	3,875,461
Total United States Treasury Notes (Cost $5,122,159)				5,124,680

Total Investments (Cost $28,082,087) (a) (99.68%)				28,645,938
Other Net Assets (0.32%)				91,024
Net Assets (100.00%)				$28,736,962

(a) Aggregate cost for federal income tax purposes is $28,082,087. At May 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$1,050,686
Unrealized depreciation				(486,835)
Net unrealized appreciation				$563,851

^ Zero coupon bond.  Interest rate presented is yield to maturity.

SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bonds (6.49%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,013,643
Total Corporate Bonds (Cost $1,003,161)				1,013,643

Government National Mortgage Association (2.93%)
	181,711	3.125%	6/20/2034	187,312
	264,015	2.750%	11/20/2034	270,999
Total Government National Mortgage Association (Cost $448,672)				458,311

United States Treasury Bills (4.48%)
	700,000	0.147%^	6/17/2010	699,954
Total United States Treasury Bills (Cost $699,954)				699,954

United States Treasury Notes (85.51%)
	600,000	0.875%	1/31/2011	602,297
	700,000	1.750%	11/15/2011	711,649
	1,100,000	1.125%	1/15/2012	1,108,466
	400,000	1.375%	2/15/2012	404,797
	300,000	1.375%	3/15/2012	303,879
	600,000	1.375%	4/15/2012	607,664
	600,000	1.375%	5/15/2012	607,453
	1,400,000	1.875%	6/15/2012	1,431,718
	1,000,000	1.500%	7/15/2012	1,014,922
	900,000	1.750%	8/15/2012	917,930
	1,000,000	1.375%	9/15/2012	1,010,781
	1,000,000	1.375%	10/15/2012	1,009,922
	1,400,000	1.375%	11/15/2012	1,412,141
	1,000,000	1.125%	12/15/2012	1,001,172
	1,200,000	1.375%	1/15/2013	1,207,687
Total United States Treasury Notes (Cost $13,220,900)				13,352,478

Total Investments (Cost $15,372,687) (a) (99.41%)				15,524,386
Other Net Assets (0.59%)				91,759
Net Assets (100.00%)				$15,616,145

(a) Aggregate cost for federal income tax purposes is $15,372,687. At May 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$151,699
Unrealized depreciation				-
Net unrealized appreciation				$151,699

^ Zero coupon bond.  Interest rate presented is yield to maturity.

THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 5/31/2010

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Commercial Paper (14.61%)
Straight-A-Funding CP*	$4,098,000		6/22/2010	$4,097,402
Total Commercial Paper (Cost $4,097,402)				4,097,402

United States Treasury Bills (85.52%)

	8,000,000	0.126%^	6/3/2010	7,999,943
	1,900,000	0.142%^	6/10/2010	1,899,927
	3,300,000	0.147%^	6/17/2010	3,299,783
	100,000	0.145%^	6/24/2010	99,990
	2,600,000	0.147%^	7/22/2010	2,599,447
	4,000,000	0.152%^	9/16/2010	3,997,350
	4,100,000	0.167%^	10/21/2010	4,096,361
Total United States Treasury Bills (Cost $23,992,801)				23,992,801

Total Investments (Cost $28,090,203) (a) (100.13%)				28,090,203
Other Net Assets (-0.13%)				(36,899)
Net Assets (100.00%)				$28,053,304

(a) Aggregate cost for federal income tax purposes is $28,090,203.

* Backed by the full faith and credit of the US Government.

^ Zero coupon bond. Interest rate presented is yield to maturity.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010
Common Stock (98.37%)

Basic Materials (3.26%)	Shares	Value
Airgas Inc	626	$39,106
Air Products & Chemicals Inc	1,615	111,532
AK Steel Holding Corp	834	12,477
Alcoa Inc	7,435	86,543
Allegheny Technologies Inc	854	46,697
CF Industries Holdings Inc	370	25,378
Cliffs Natural Resources Inc	999	55,804
Dow Chemical Co/The	8,728	234,870
Eastman Chemical Co	710	42,877
Ecolab Inc	1,812	85,581
EI du Pont de Nemours & Co	6,896	249,428
FMC Corp	551	33,363
Freeport-McMoRan Copper & Gold Inc	3,280	229,764
International Flavors & Fragrances Inc	683	30,394
International Paper Co	3,595	83,512
MeadWestvaco Corp	1,512	36,137
Monsanto Co	4,159	211,568
Newmont Mining Corp	3,766	202,686
Nucor Corp	2,404	103,492
Plum Creek Timber Co Inc	1,242	43,495
PPG Industries Inc	1,387	88,865
Praxair Inc	2,341	181,662
Sherwin-Williams Co/The	726	55,633
Sigma-Aldrich Corp	928	49,444
Titanium Metals Corp*	700	12,369
United States Steel Corp	1,093	51,601
Vulcan Materials Co	956	48,259
Weyerhaeuser Co	1,612	68,639
Total Basic Materials		2,521,176

Communications (11.01%)
Akamai Technologies Inc*	1,400	55,608
Amazon.com Inc*	2,600	326,196
American Tower Corp*	3,063	124,143
AT&T Inc	45,033	1,094,302
CBS Corp	5,761	83,880
CenturyLink Inc	2,456	84,314
Cisco Systems Inc*	43,900	1,016,724
Comcast Corp	21,785	394,091
Corning Inc	11,875	206,981
DIRECTV*	7,302	275,212
Discovery Communications Inc*	2,163	81,459
eBay Inc*	8,960	191,834
Expedia Inc	1,700	36,652
Frontier Communications Corp	3,037	24,144
Gannett Co Inc	2,073	32,214
Google Inc*	1,840	892,731
Harris Corp	1,005	47,145
Interpublic Group of Cos Inc/The*	4,290	35,822
JDS Uniphase Corp*	1,800	20,700
Juniper Networks Inc*	4,300	114,466
McAfee Inc*	1,288	40,958
McGraw-Hill Cos Inc/The	2,403	66,803
MetroPCS Communications Inc*	1,990	17,890
Meredith Corp	327	10,984
Motorola Inc*	17,635	120,800
New York Times Co/The*	1,459	13,540
News Corp	17,195	226,974
Omnicom Group Inc	2,375	90,131
priceline.com Inc*	335	64,039
QUALCOMM Inc	12,746	453,248
Qwest Communications International Inc	11,331	59,374
Scripps Networks Interactive Inc	800	36,144
Sprint Nextel Corp*	22,657	116,230
Symantec Corp*	6,780	96,073
Tellabs Inc	3,680	33,120
Time Warner Cable Inc	2,689	147,169
Time Warner Inc	8,910	276,121
VeriSign Inc*	1,467	40,944
Verizon Communications Inc	21,678	596,579
Viacom Inc	5,027	168,957
Walt Disney Co/The	14,679	490,572
Washington Post Co/The	47	21,889
Windstream Corp	4,013	42,819
Yahoo! Inc*	9,088	139,410
Total Communications		8,509,386

Consumer, Cyclical (9.00%)
Abercrombie & Fitch Co	700	25,081
AutoNation Inc*	1,202	24,076
AutoZone Inc*	228	43,521
Bed Bath & Beyond Inc*	2,004	89,919
Best Buy Co Inc	2,606	110,104
Big Lots Inc*	835	29,501
Carnival Corp	3,334	120,791
Cintas Corp	1,157	30,082
Coach Inc	2,633	108,243
Costco Wholesale Corp	3,327	193,798
CVS Caremark Corp	10,764	372,757
Darden Restaurants Inc	1,181	50,665
DR Horton Inc	2,596	31,645
Family Dollar Stores Inc	1,287	52,432
Fastenal Co	1,007	50,793
Ford Motor Co*	25,238	296,042
GameStop Corp*	1,500	34,185
Gap Inc/The	3,633	79,199
Genuine Parts Co	1,439	58,438
Goodyear Tire & Rubber Co/The*	1,847	21,979
Harley-Davidson Inc	2,164	65,374
Harman International Industries Inc*	529	17,087
Hasbro Inc	950	38,143
Home Depot Inc	12,976	439,367
International Game Technology	2,266	44,346
JC Penney Co Inc	1,836	50,472
Johnson Controls Inc	5,136	146,530
Kohl's Corp*	2,339	118,704
Lennar Corp	1,300	22,490
Lowe's Cos Inc	11,233	278,017
Ltd Brands Inc	2,041	50,739
Macy's Inc	3,640	80,844
Marriott International Inc	1,935	64,726
Mattel Inc	2,758	59,738
McDonald's Corp	8,235	550,674
Newell Rubbermaid Inc	2,365	39,401
NIKE Inc	2,973	215,186
Nordstrom Inc	1,261	50,062
Office Depot Inc*	2,343	13,589
O'Reilly Automotive Inc*	1,124	57,346
PACCAR Inc	2,774	113,734
Polo Ralph Lauren Corp	500	43,430
Pulte Group Inc*	2,804	31,237
RadioShack Corp	1,294	26,449
Ross Stores Inc	954	49,990
Sears Holdings Corp*	447	39,363
Southwest Airlines Co	5,662	70,435
Staples Inc	5,524	118,876
Starbucks Corp	5,669	146,770
Starwood Hotels & Resorts Worldwide Inc	1,427	65,999
Target Corp	5,741	313,057
Tiffany & Co	1,141	51,836
TJX Cos Inc	3,203	145,608
Urban Outfitters Inc*	989	35,901
VF Corp	775	59,946
Walgreen Co	7,546	241,774
Wal-Mart Stores Inc	16,283	823,268
Whirlpool Corp	642	67,050
WW Grainger Inc	482	49,044
Wynn Resorts Ltd	526	44,121
Wyndham Worldwide Corp	1,509	35,612
Yum! Brands Inc	3,826	156,675
Total Consumer, Cyclical		6,956,261

Consumer, Non-Cyclical (21.72%)
Abbott Laboratories	11,803	561,351
Aetna Inc	3,308	96,461
Allergan Inc	2,346	141,206
Altria Group Inc	15,814	320,866
AmerisourceBergen Corp	2,503	78,294
Amgen Inc*	7,724	399,949
Apollo Group Inc*	980	52,097
Archer-Daniels-Midland Co	4,902	123,874
Automatic Data Processing Inc	3,851	157,429
Avery Dennison Corp	891	30,454
Avon Products Inc	3,259	86,331
Baxter International Inc	4,600	194,258
Becton Dickinson and Co	1,809	128,982
Biogen Idec Inc*	2,057	97,564
Boston Scientific Corp*	11,526	69,732
Bristol-Myers Squibb Co	13,062	303,169
Brown-Forman Corp	848	47,030
Campbell Soup Co	1,449	51,889
Cardinal Health Inc	2,767	95,434
CareFusion Corp*	1,546	39,299
Celgene Corp*	3,507	185,029
Cephalon Inc*	569	33,491
CIGNA Corp	2,346	78,521
Clorox Co	1,128	70,861
Coca-Cola Co/The	17,683	908,906
Coca-Cola Enterprises Inc	2,425	63,293
Colgate-Palmolive Co	3,794	296,273
ConAgra Foods Inc	3,380	81,728
Constellation Brands Inc*	1,669	27,806
Coventry Health Care Inc*	1,300	26,910
CR Bard Inc	736	59,594
DaVita Inc*	857	54,360
Dean Foods Co*	1,377	14,665
DENTSPLY International Inc	1,160	37,619
DeVry Inc	471	27,078
Dr Pepper Snapple Group Inc	2,104	79,657
Eli Lilly & Co	7,716	253,008
Equifax Inc	1,159	35,060
Estee Lauder Cos Inc/The	900	52,443
Express Scripts Inc*	2,164	217,698
Forest Laboratories Inc*	2,302	59,576
Fortune Brands Inc	1,241	58,885
General Mills Inc	2,492	177,505
Genzyme Corp*	2,172	105,668
Gilead Sciences Inc*	6,867	246,663
H&R Block Inc	2,712	43,609
Hershey Co/The	1,268	59,342
HJ Heinz Co	2,408	106,385
Hormel Foods Corp	532	21,174
Hospira Inc*	1,350	70,281
Humana Inc*	1,388	63,917
Intuitive Surgical Inc*	313	101,027
Iron Mountain Inc	1,493	36,608
JM Smucker Co/The	981	54,171
Johnson & Johnson	21,056	1,227,565
Kellogg Co	1,940	103,654
Kimberly-Clark Corp	3,169	192,358
King Pharmaceuticals Inc*	2,430	21,068
Kraft Foods Inc	13,236	378,550
Kroger Co/The	5,408	108,863
Laboratory Corp of America Holdings*	810	61,244
Life Technologies Corp*	1,360	68,082
Lorillard Inc	1,225	87,575
Mastercard Inc	732	147,696
McCormick & Co Inc	1,075	41,463
McKesson Corp	2,045	143,150
Mead Johnson Nutrition Co	1,560	76,939
Medco Health Solutions Inc*	3,638	209,731
Medtronic Inc	8,446	330,914
Merck & Co Inc	23,310	785,314
Millipore Corp*	424	45,033
Molson Coors Brewing Co	1,200	49,248
Monster Worldwide Inc*	1,196	17,689
Moody's Corp	1,498	30,709
Mylan Inc*	2,332	45,334
Patterson Cos Inc	758	22,520
Paychex Inc	2,454	70,037
PepsiCo Inc	12,399	779,773
Pfizer Inc	61,582	937,894
Philip Morris International Inc	14,535	641,284
Procter & Gamble Co/The	22,297	1,362,124
Quanta Services Inc*	1,601	33,189
Quest Diagnostics Inc	1,280	67,520
Reynolds American Inc	1,470	76,646
Robert Half International Inc	1,510	38,188
RR Donnelley & Sons Co	1,958	37,515
SAIC Inc*	2,336	40,156
Safeway Inc	3,101	68,656
Sara Lee Corp	5,321	75,399
St Jude Medical Inc*	2,550	95,217
Stryker Corp	2,155	114,280
SUPERVALU Inc	1,839	24,771
Sysco Corp	4,516	134,622
Tenet Healthcare Corp*	4,695	26,855
Total System Services Inc	1,504	21,958
Tyson Foods Inc	2,328	40,926
UnitedHealth Group Inc	8,867	257,764
Varian Medical Systems Inc*	1,100	55,099
Visa Inc	3,418	247,668
Watson Pharmaceuticals Inc*	836	36,918
WellPoint Inc*	3,497	179,396
Western Union Co/The	5,814	92,791
Whole Foods Market Inc*	1,300	52,559
Zimmer Holdings Inc*	1,625	90,886
Total Consumer, Non-Cyclical		16,779,270

Diversified (0.04%)
Leucadia National Corp*	1,447	31,718
Total Diversified		31,718

Energy (10.72%)
Anadarko Petroleum Corp	3,750	196,238
Apache Corp	2,565	229,670
Baker Hughes Inc	3,384	129,066
Cabot Oil & Gas Corp	791	27,440
Cameron International Corp*	1,865	67,513
Chesapeake Energy Corp	4,942	110,404
Chevron Corp	15,310	1,130,950
ConocoPhillips	11,322	587,159
Consol Energy Inc	1,500	54,720
Denbury Resources Inc*	1,906	31,354
Devon Energy Corp	3,389	216,388
Diamond Offshore Drilling Inc	576	36,346
El Paso Corp	5,972	67,722
EOG Resources Inc	1,925	201,817
EQT Corp	1,085	42,521
Exxon Mobil Corp	36,228	2,190,345
First Solar Inc*	370	41,573
FMC Technologies Inc*	1,024	59,546
Halliburton Co	6,883	170,905
Helmerich & Payne Inc	805	30,332
Hess Corp	2,293	121,988
Marathon Oil Corp	5,401	167,917
Massey Energy Co	652	21,594
Murphy Oil Corp	1,600	85,408
Nabors Industries Ltd*	2,404	45,748
National Oilwell Varco Inc	3,192	121,711
Noble Energy Inc	1,400	83,286
Occidental Petroleum Corp	6,194	511,067
Peabody Energy Corp	2,200	85,712
Pioneer Natural Resources Co	880	56,056
Questar Corp	1,500	67,290
Range Resources Corp	1,400	62,930
Rowan Cos Inc*	921	22,804
Schlumberger Ltd	9,163	514,502
Smith International Inc	1,888	70,913
Southwestern Energy Co*	2,800	105,308
Spectra Energy Corp	5,340	106,853
Sunoco Inc	1,006	30,049
Tesoro Corp	1,200	14,040
Valero Energy Corp	4,652	86,899
Williams Cos Inc/The	4,450	87,888
XTO Energy Inc	4,428	189,253
Total Energy		8,281,225

Financial (15.75%)
Aflac Inc	3,570	158,151
Allstate Corp/The	4,094	125,399
American Express Co	9,075	361,820
American International Group Inc*	1,079	38,175
Ameriprise Financial Inc	1,978	78,705
AON Corp	2,090	82,492
Apartment Investment & Management Co	1,148	23,683
Assurant Inc	891	30,918
AvalonBay Communities Inc	722	70,799
Bank of America Corp	75,832	1,193,596
Bank of New York Mellon Corp/The	9,190	249,968
BB&T Corp	5,247	158,669
Berkshire Hathaway Inc*	12,622	890,482
Boston Properties Inc	1,058	81,127
Capital One Financial Corp	3,543	146,326
CB Richard Ellis Group Inc*	2,058	32,578
Charles Schwab Corp/The	7,272	118,824
Chubb Corp	2,606	130,925
Cincinnati Financial Corp	1,551	42,172
Citigroup Inc*	148,813	589,299
CME Group Inc	507	160,542
Comerica Inc	1,331	50,711
Discover Financial Services	4,142	55,710
E*Trade Financial Corp*	11,816	17,488
Equity Residential	2,107	95,089
Federated Investors Inc	848	18,834
Fifth Third Bancorp	6,069	78,836
First Horizon National Corp*	1,710	21,290
Franklin Resources Inc	1,137	111,528
General Growth Properties Inc	2,129	29,849
Genworth Financial Inc*	3,728	58,120
Goldman Sachs Group Inc/The	3,923	565,932
Hartford Financial Services Group Inc	2,922	73,255
HCP Inc	2,387	76,050
Health Care REIT Inc	938	40,409
Host Hotels & Resorts Inc	4,816	68,676
Hudson City Bancorp Inc	4,300	54,223
Huntington Bancshares Inc	5,456	33,609
IntercontinentalExchange Inc*	600	69,678
Invesco Ltd	3,410	63,290
Janus Capital Group Inc	1,389	14,807
JPMorgan Chase & Co	30,073	1,190,289
KeyCorp	6,704	53,766
Kimco Realty Corp	3,065	43,830
Legg Mason Inc	1,239	36,823
Lincoln National Corp	2,305	60,990
Loews Corp	2,994	97,335
M&T Bank Corp	659	52,219
Marsh & McLennan Cos Inc	4,025	87,785
Marshall & Ilsley Corp	4,004	32,633
MetLife Inc	6,248	252,982
Morgan Stanley	10,374	281,239
NASDAQ OMX Group Inc/The*	1,127	20,951
Northern Trust Corp	1,843	93,643
NYSE Euronext	2,200	63,074
People's United Financial Inc	2,887	40,331
PNC Financial Services Group Inc	3,945	247,549
Principal Financial Group Inc	2,434	66,180
Progressive Corp/The	5,145	100,791
ProLogis	3,611	41,093
Prudential Financial Inc	3,541	204,351
Public Storage	1,035	95,934
Regions Financial Corp	9,066	69,174
Simon Property Group Inc	2,175	184,940
SLM Corp*	3,621	40,229
State Street Corp	3,775	144,092
SunTrust Banks Inc	3,809	102,653
T Rowe Price Group Inc	1,965	97,307
Torchmark Corp	787	40,554
Travelers Cos Inc/The	4,169	206,240
Unum Group	2,983	68,907
US Bancorp	14,594	349,672
Ventas Inc	1,297	60,894
Vornado Realty Trust	1,196	92,905
Wells Fargo & Co	39,005	1,119,053
XL Group Plc	2,610	45,962
Zions Bancorporation	1,054	25,243
Total Financial		12,173,647

Industrial (10.57%)
3M Co	5,402	428,433
Agilent Technologies Inc*	2,633	85,204
Amphenol Corp	1,420	60,208
Ball Corp	779	38,366
Bemis Co Inc	906	25,984
Boeing Co/The	5,545	355,878
Caterpillar Inc	4,752	288,732
CH Robinson Worldwide Inc	1,280	74,381
CSX Corp	2,995	156,489
Cummins Inc	1,539	104,621
Danaher Corp	2,083	165,349
Deere & Co	3,227	186,133
Dover Corp	1,542	69,220
Eastman Kodak Co*	2,384	13,446
Eaton Corp	1,265	88,487
Emerson Electric Co	5,740	266,566
Expeditors International of Washington Inc	1,800	68,742
FedEx Corp	2,384	199,040
FLIR Systems Inc*	1,158	32,991
Flowserve Corp	426	40,513
Fluor Corp	1,548	72,632
General Dynamics Corp	2,944	199,898
General Electric Co	81,256	1,328,536
Goodrich Corp	1,031	71,551
Honeywell International Inc	5,823	249,050
Illinois Tool Works Inc	2,943	136,643
ITT Corp	1,498	72,323
Jabil Circuit Inc	1,699	23,259
Jacobs Engineering Group Inc*	1,000	41,760
L-3 Communications Holdings Inc	886	73,210
Leggett & Platt Inc	1,520	35,386
Lockheed Martin Corp	2,440	195,005
Masco Corp	3,084	41,171
Molex Inc	1,295	27,428
Norfolk Southern Corp	2,807	158,483
Northrop Grumman Corp	2,394	144,813
Owens-Illinois Inc*	1,395	42,310
Pactiv Corp*	1,193	34,096
Pall Corp	1,025	34,901
Parker Hannifin Corp	1,226	75,350
PerkinElmer Inc	1,021	23,166
Precision Castparts Corp	1,073	125,219
Raytheon Co	2,924	153,247
Republic Services Inc	2,465	71,781
Rockwell Automation Inc	1,085	57,972
Rockwell Collins Inc	1,357	79,167
Roper Industries Inc	694	40,266
Ryder System Inc	477	21,436
Sealed Air Corp	1,582	32,969
Snap-On Inc	609	26,918
Stanley Black & Decker Inc	1,339	74,703
Stericycle Inc*	642	37,634
Textron Inc	2,069	42,766
Thermo Fisher Scientific Inc*	3,116	162,219
Union Pacific Corp	3,850	275,006
United Parcel Service Inc	7,576	475,470
United Technologies Corp	7,154	482,037
Waste Management Inc	3,736	121,457
Waters Corp*	883	60,433
Total Industrial		8,170,454

Technology (12.92%)
Adobe Systems Inc*	3,997	128,224
Advanced Micro Devices Inc*	4,487	38,454
Altera Corp	2,432	57,322
Analog Devices Inc	2,227	64,962
Apple Inc*	6,873	1,767,461
Applied Materials Inc	10,178	131,398
Autodesk Inc*	1,888	55,243
BMC Software Inc*	1,399	51,777
Broadcom Corp	3,543	122,304
CA Inc	3,290	66,623
Citrix Systems Inc*	1,544	67,334
Cognizant Technology Solutions Corp*	2,400	120,096
Computer Sciences Corp	1,256	62,787
Compuware Corp*	2,795	22,891
Dell Inc*	13,235	176,423
Dun & Bradstreet Corp	396	28,904
Electronic Arts Inc*	2,629	43,405
EMC Corp*	15,566	289,839
Fidelity National Information Services Inc	2,501	68,828
Fiserv Inc*	1,368	65,048
Hewlett-Packard Co	18,094	832,505
Intel Corp	42,141	902,660
International Business Machines Corp	10,024	1,255,606
Intuit Inc*	2,417	86,384
KLA-Tencor Corp	1,304	40,124
Lexmark International Inc*	856	32,143
Linear Technology Corp	1,917	53,599
LSI Corp*	6,000	31,980
MEMC Electronic Materials Inc*	1,900	21,565
Microchip Technology Inc	1,401	39,018
Micron Technology Inc*	6,485	58,949
Microsoft Corp	58,951	1,520,936
National Semiconductor Corp	2,003	28,142
NetApp Inc*	2,586	97,440
Novell Inc*	2,982	17,385
Novellus Systems Inc*	1,106	28,557
NVIDIA Corp*	4,572	60,076
Oracle Corp	29,841	673,511
Pitney Bowes Inc	1,820	41,205
QLogic Corp*	874	15,837
Red Hat Inc*	1,433	42,001
Salesforce.com Inc*	838	72,512
SanDisk Corp*	1,741	81,165
Teradata Corp*	1,575	50,306
Teradyne Inc*	2,030	22,289
Texas Instruments Inc	9,561	233,480
Western Digital Corp*	1,845	64,224
Xerox Corp	10,310	95,986
Xilinx Inc	2,112	51,638
Total Technology		9,980,546

Utilities (3.38%)
AES Corp/The*	5,611	57,625
Allegheny Energy Inc	1,381	28,255
Ameren Corp	1,808	44,585
American Electric Power Co Inc	3,645	116,494
CenterPoint Energy Inc	2,979	40,574
CMS Energy Corp	2,062	30,270
Consolidated Edison Inc	2,227	94,848
Constellation Energy Group Inc	1,533	54,238
Dominion Resources Inc	4,557	177,541
DTE Energy Co	1,258	57,252
Duke Energy Corp	9,956	158,898
Dynegy Inc*	840	4,393
Edison International	2,778	89,896
Entergy Corp	1,441	108,176
Exelon Corp	5,032	194,235
FirstEnergy Corp	2,518	88,659
NextEra Energy Inc*	3,154	157,479
Integrys Energy Group Inc	615	27,810
Nicor Inc	460	18,589
NiSource Inc	2,493	37,295
Northeast Utilities	1,339	34,747
NRG Energy Inc*	1,956	45,673
Pepco Holdings Inc	1,700	27,421
PG&E Corp	2,830	117,445
Pinnacle West Capital Corp	969	34,022
PPL Corp	2,877	74,255
Progress Energy Inc	2,285	88,178
Public Service Enterprise Group Inc	3,861	118,262
SCANA Corp	845	30,665
Sempra Energy	1,880	86,480
Southern Co	6,412	209,672
TECO Energy Inc	1,982	30,820
Wisconsin Energy Corp	969	47,481
Xcel Energy Inc	3,728	76,387
Total Utilities		2,608,620

Total Common Stock (Cost $64,478,094)		76,012,303

Short-Term Investments (1.42%)

United States Treasury Bills (1.42%)	Par Value
United States Treasury Bill 06/03/2010	$100,000	99,999
United States Treasury Bill 08/05/2010	$800,000	799,805
United States Treasury Bill 02/10/2011 (b)	$200,000	199,668
Total United States Treasury Bills		1,099,472

Total Short-Term Investments (Cost $1,099,294)		1,099,472

Total Investments (Cost $65,577,388) (a) (99.79%)		77,111,775
Other Net Assets (0.21%)		161,394
Net Assets (100.00%)		$77,273,169

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $66,112,684. At May 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$23,339,615
Unrealized depreciation		(12,340,524)
Net unrealized appreciation		$10,999,091

(b) At May 31, 2010, certain United States Treasury Bills with a market value of $199,668 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2010: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini		Unrealized Depreciation
23 / Jun 2010 / Long		$(101,583)

S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 05/31/2010
Common Stock (99.99%)

Basic Materials (4.61%)	Shares	Value
Albemarle Corp	11,635	$501,003
Ashland Inc	9,407	504,309
Cabot Corp	8,291	232,231
Carpenter Technology Corp	5,589	217,468
CF Industries Holdings Inc	1,207	82,788
Cytec Industries Inc	6,170	263,644
Intrepid Potash Inc*	5,237	129,144
Louisiana-Pacific Corp*	15,807	134,360
Lubrizol Corp	8,664	767,371
Minerals Technologies Inc	2,377	127,051
Olin Corp	9,967	191,067
Potlatch Corp	5,047	175,837
Rayonier Inc	10,085	452,615
Reliance Steel & Aluminum Co	8,121	372,835
RPM International Inc	16,388	324,646
Sensient Technologies Corp	6,210	171,955
Steel Dynamics Inc	27,367	401,474
Valspar Corp	12,797	401,442
Total Basic Materials		5,451,240

Communications (5.01%)
ADC Telecommunications Inc*	12,263	101,292
ADTRAN Inc	7,098	194,698
AOL Inc*	13,679	282,198
Ciena Corp*	11,617	180,877
Cincinnati Bell Inc*	25,761	81,920
CommScope Inc*	11,518	324,808
Digital River Inc*	4,904	135,056
Equinix Inc*	4,947	455,173
F5 Networks Inc*	10,061	707,590
Factset Research Systems Inc	5,343	363,591
Harte-Hanks Inc	5,400	73,764
John Wiley & Sons Inc	5,992	237,283
Lamar Advertising Co*	6,762	199,276
NetFlix Inc*	5,478	608,880
NeuStar Inc*	9,438	201,879
Plantronics Inc	6,235	186,676
Polycom Inc*	10,711	321,651
RF Micro Devices Inc*	34,034	163,363
Scholastic Corp	3,237	84,648
Syniverse Holdings Inc*	8,810	174,350
Telephone & Data Systems Inc	11,882	390,680
Time Warner Telecom Inc*	18,967	331,733
ValueClick Inc*	10,872	126,441
Total Communications		5,927,827

Consumer, Cyclical (14.08%)
99 Cents Only Stores*	5,769	88,150
Advance Auto Parts Inc	12,010	621,638
Aeropostale Inc*	13,223	366,409
Alaska Air Group Inc*	4,474	208,936
American Eagle Outfitters Inc	26,370	345,447
AnnTaylor Stores Corp*	7,453	161,357
Bally Technologies Inc*	6,963	295,928
Barnes & Noble Inc	5,201	105,216
BJ's Wholesale Club Inc*	7,067	283,175
Bob Evans Farms Inc	3,936	114,301
BorgWarner Inc*	14,815	552,007
Boyd Gaming Corp*	8,100	106,677
Brinker International Inc	13,006	231,247
Burger King Holdings Inc	11,668	221,809
CarMax Inc*	28,154	611,786
Cheesecake Factory Inc/The*	7,645	194,948
Chico's FAS Inc	22,589	276,263
Chipotle Mexican Grill Inc*	4,022	572,250
Coldwater Creek Inc*	7,359	45,920
Collective Brands Inc*	8,137	182,106
Copart Inc*	8,537	306,478
Dick's Sporting Goods Inc*	11,344	323,417
Dollar Tree Inc*	11,202	701,133
DreamWorks Animation SKG Inc*	9,580	284,430
Foot Locker Inc	19,852	295,993
Fossil Inc*	6,292	235,950
Guess? Inc	7,367	279,872
Hanesbrands Inc*	12,076	329,433
Herman Miller Inc	7,093	136,398
HNI Corp	5,716	175,253
Ingram Micro Inc*	20,766	352,191
International Speedway Corp	3,913	109,134
J Crew Group Inc*	7,300	333,172
JetBlue Airways Corp*	26,163	162,211
KB Home	9,389	135,953
Life Time Fitness Inc*	4,900	181,839
LKQ Corp*	17,946	330,565
MDC Holdings Inc	4,769	149,651
Mohawk Industries Inc*	7,125	400,140
MSC Industrial Direct Co	5,580	288,709
NVR Inc*	753	516,016
Oshkosh Corp*	11,354	403,408
Owens & Minor Inc	7,969	238,034
Panera Bread Co*	4,000	323,320
PetSmart Inc	15,683	498,092
Phillips-Van Heusen Corp	6,554	358,700
Regis Corp	7,803	143,497
Rovi Corp*	13,078	488,333
Ryland Group Inc	6,000	111,600
Saks Inc*	20,765	190,623
Scientific Games Corp*	8,243	84,243
Tech Data Corp*	6,457	262,477
Thor Industries Inc	4,503	131,307
Timberland Co/The*	5,619	107,941
Toll Brothers Inc*	17,402	366,660
Under Armour Inc*	4,775	160,870
Warnaco Group Inc/The*	5,776	246,000
Wendy's/Arby's Group Inc	45,835	206,716
Williams-Sonoma Inc	13,419	400,960
WMS Industries Inc*	6,890	319,214
Total Consumer, Cyclical		16,655,503

Consumer, Non-Cyclical (20.14%)
Aaron's Inc	10,335	206,493
Affymetrix Inc*	9,900	64,845
Alberto-Culver Co	10,837	298,234
Alliance Data Systems Corp*	6,633	468,688
American Greetings Corp	5,009	118,112
Beckman Coulter Inc	8,898	511,101
Bio-Rad Laboratories Inc*	2,442	228,571
Career Education Corp*	8,895	249,060
Charles River Laboratories International Inc*	8,363	280,495
Church & Dwight Co Inc	8,928	587,552
Community Health Systems Inc*	11,795	459,769
Convergys Corp*	15,607	170,428
Corinthian Colleges Inc*	11,117	148,857
Corn Products International Inc	9,500	316,825
Corporate Executive Board Co/The	4,332	140,313
Corrections Corp of America*	14,658	291,694
Covance Inc*	8,126	428,728
Deluxe Corp	6,498	139,512
Edwards Lifesciences Corp*	14,358	725,511
Endo Pharmaceuticals Holdings Inc*	14,882	311,629
Flowers Foods Inc	9,810	242,405
FTI Consulting Inc*	6,576	281,190
Gartner Inc*	7,640	189,090
Gen-Probe Inc*	6,230	273,871
Global Payments Inc	10,285	433,924
Green Mountain Coffee Roasters Inc*	13,296	314,450
Hansen Natural Corp*	9,045	353,207
Health Management Associates Inc*	31,525	293,183
Health Net Inc*	13,191	325,158
Henry Schein Inc*	11,484	647,812
Hewitt Associates Inc*	10,561	393,397
Hill-Rom Holdings Inc	7,954	221,758
Hologic Inc*	32,740	487,826
IDEXX Laboratories Inc*	7,436	470,253
Immucor Inc*	8,901	174,816
ITT Educational Services Inc*	3,938	397,502
Kindred Healthcare Inc*	4,400	68,244
Kinetic Concepts Inc*	8,000	331,200
Korn/Ferry International*	5,795	81,014
Lancaster Colony Corp	2,467	134,846
Lender Processing Services Inc	12,160	412,710
LifePoint Hospitals Inc*	6,951	246,691
Lincare Holdings Inc*	8,645	404,759
Manpower Inc	9,957	455,134
Masimo Corp	6,809	150,751
Medicis Pharmaceutical Corp	7,549	175,061
Navigant Consulting Inc*	6,700	81,204
NBTY Inc*	7,852	268,852
Omnicare Inc	15,146	380,316
OSI Pharmaceuticals Inc*	7,367	422,718
Perrigo Co	10,210	606,576
Pharmaceutical Product Development Inc	14,996	402,493
Psychiatric Solutions Inc*	7,139	231,161
Ralcorp Holdings Inc*	7,197	432,324
Rent-A-Center Inc*	8,390	203,206
ResMed Inc*	9,513	598,273
Rollins Inc	5,530	117,568
Ruddick Corp	5,178	170,978
Scotts Miracle-Gro Co/The	5,720	254,140
Service Corp International	32,159	274,638
Smithfield Foods Inc*	17,874	308,148
Sotheby's	8,490	275,925
STERIS Corp	7,453	237,229
Strayer Education Inc	1,778	426,720
Techne Corp	4,727	286,220
Thoratec Corp*	7,217	316,610
Tootsie Roll Industries Inc	3,437	86,062
Towers Watson & Co	5,412	248,952
Tupperware Brands Corp	8,066	342,724
United Rentals Inc*	7,634	92,753
United Therapeutics Corp*	6,013	307,986
Universal Corp	3,132	128,005
Universal Health Services Inc	12,488	529,241
Valeant Pharmaceuticals International*	8,568	398,241
VCA Antech Inc*	10,848	282,699
Vertex Pharmaceuticals Inc*	24,455	845,899
WellCare Health Plans Inc*	5,371	146,413
Total Consumer, Non-Cyclical		23,810,943

Energy (6.11%)
Arch Coal Inc	20,616	444,275
Atwood Oceanics Inc*	7,177	194,856
Bill Barrett Corp*	4,906	159,739
Cimarex Energy Co	10,599	778,816
Comstock Resources Inc*	5,917	176,563
Denbury Resources Inc*	1,797	29,561
Exterran Holdings Inc*	7,934	202,317
Forest Oil Corp*	14,249	379,593
Frontier Oil Corp	13,283	184,767
Helix Energy Solutions Group Inc*	11,650	126,869
Mariner Energy Inc*	12,917	276,165
National Fuel Gas Co	10,224	496,886
Newfield Exploration Co*	16,863	877,889
Oceaneering International Inc*	6,965	322,271
Oneok Inc	13,388	595,364
Patriot Coal Corp*	9,514	158,598
Patterson-UTI Energy Inc	19,495	273,515
Plains Exploration & Production Co*	17,679	390,706
Pride International Inc*	22,149	548,631
Quicksilver Resources Inc*	15,026	183,467
Superior Energy Services Inc*	9,928	216,033
Unit Corp*	5,126	209,602
Total Energy		7,226,483

Financial (18.90%)
Affiliated Managers Group Inc*	5,337	382,396
Alexandria Real Estate Equities Inc	5,549	363,903
AMB Property Corp	18,568	481,468
American Financial Group Inc	10,030	279,837
AmeriCredit Corp*	12,191	263,569
Apollo Investment Corp	22,111	230,618
Arthur J Gallagher & Co	12,920	318,995
Associated Banc-Corp	21,177	284,407
Astoria Financial Corp	10,346	153,948
BancorpSouth Inc	9,320	180,715
Bank of Hawaii Corp	6,084	292,215
BRE Properties Inc	6,897	281,811
Brown & Brown Inc	14,962	293,255
Cathay General Bancorp	9,505	104,745
Camden Property Trust	8,144	371,692
City National Corp	5,490	316,663
Commerce Bancshares Inc	9,257	344,083
Corporate Office Properties Trust SBI MD	7,392	280,231
Cousins Properties Inc	12,664	97,639
Cullen/Frost Bankers Inc	7,607	417,472
Duke Realty Corp	28,430	337,748
Eaton Vance Corp	14,907	445,570
Equity One Inc	4,171	71,616
Essex Property Trust Inc	3,695	388,825
Everest Re Group Ltd	7,663	556,947
Federal Realty Investment Trust	7,765	572,281
Fidelity National Financial Inc	29,241	421,655
First American Financial Corp	12,759	434,189
First Niagara Financial Group Inc	23,886	315,534
FirstMerit Corp	10,895	203,083
Fulton Financial Corp	22,371	222,591
Hanover Insurance Group Inc/The	6,350	276,225
HCC Insurance Holdings Inc	14,278	357,949
Highwoods Properties Inc	9,021	265,759
Horace Mann Educators Corp	5,500	84,535
Hospitality Properties Trust	15,715	353,588
International Bancshares Corp	6,582	129,995
Jefferies Group Inc	15,155	353,566
Jones Lang LaSalle Inc	5,309	396,158
Liberty Property Trust	14,292	440,337
Macerich Co/The	12,401	512,905
Mack-Cali Realty Corp	9,981	329,173
Mercury General Corp	4,518	195,223
Nationwide Health Properties Inc	14,461	513,221
New York Community Bancorp Inc	52,777	847,072
NewAlliance Bancshares Inc	13,460	158,424
Old Republic International Corp	30,543	423,326
Omega Healthcare Investors Inc	10,802	214,528
PacWest Bancorp	3,500	72,940
Prosperity Bancshares Inc	5,888	212,204
Protective Life Corp	10,861	233,729
Raymond James Financial Inc	12,533	354,308
Realty Income Corp	13,235	412,138
Regency Centers Corp	10,193	374,593
Reinsurance Group of America Inc	9,239	433,956
Senior Housing Properties Trust	16,166	336,899
SL Green Realty Corp	9,801	610,504
StanCorp Financial Group Inc	6,237	266,881
SVB Financial Group*	5,204	233,451
Synovus Financial Corp	60,969	180,468
TCF Financial Corp	15,890	256,465
Trustmark Corp	6,874	153,771
UDR Inc	19,395	394,300
Unitrin Inc	6,331	168,974
Valley National Bancorp	19,701	284,876
Waddell & Reed Financial Inc	10,830	290,352
Washington Federal Inc	14,249	246,223
Webster Financial Corp	8,163	156,321
Weingarten Realty Investors	13,227	275,915
Westamerica Bancorporation	3,706	206,313
Wilmington Trust Corp	11,202	168,926
WR Berkley Corp	17,137	467,155
Total Financial		22,353,347

Industrial (17.26%)
Aecom Technology Corp*	14,292	362,731
AGCO Corp*	11,733	337,558
Alexander & Baldwin Inc	5,208	167,646
Alliant Techsystems Inc*	4,179	287,473
AMETEK Inc	13,686	555,652
Aptargroup Inc	8,577	341,879
Arrow Electronics Inc*	15,201	414,683
Avnet Inc*	19,199	551,395
BE Aerospace Inc*	12,829	347,922
Brink's Co/The	5,706	129,355
Bucyrus International Inc	9,535	510,695
Carlisle Cos Inc	7,775	302,370
Clean Harbors Inc*	2,895	183,514
Commercial Metals Co	14,294	222,558
Con-way Inc	6,247	212,523
Crane Co	5,938	193,163
Donaldson Co Inc	9,808	423,215
Energizer Holdings Inc*	8,854	497,506
Federal Signal Corp	6,187	42,133
GATX Corp	5,850	169,124
Gentex Corp	17,493	344,262
Graco Inc	7,611	241,193
Granite Construction Inc	4,268	126,546
Greif Inc	4,350	238,380
Harsco Corp	10,193	277,352
Hubbell Inc	1,448	61,757
IDEX Corp	10,258	313,279
Itron Inc*	5,092	339,433
JB Hunt Transport Services Inc	11,133	384,422
Joy Global Inc	12,986	662,286
Kansas City Southern*	12,184	465,063
KBR Inc	20,352	447,337
Kennametal Inc	10,331	291,438
Kirby Corp*	6,829	269,267
Landstar System Inc	6,452	270,597
Lennox International Inc	6,180	276,555
Lincoln Electric Holdings Inc	5,397	301,153
Martin Marietta Materials Inc	5,665	528,148
Matthews International Corp	3,849	124,631
Mettler-Toledo International Inc*	4,283	490,532
Mine Safety Appliances Co	3,834	104,898
National Instruments Corp	7,201	231,800
Nordson Corp	4,264	284,110
Overseas Shipholding Group Inc	2,966	114,755
Packaging Corp of America	13,070	289,370
Pentair Inc	12,481	428,847
Regal-Beloit Corp	4,674	281,795
Shaw Group Inc/The*	10,620	362,248
Silgan Holdings Inc	6,792	193,776
Sonoco Products Co	12,693	392,341
SPX Corp	6,256	369,730
Teleflex Inc	5,042	282,755
Temple-Inland Inc	13,567	286,671
Terex Corp*	13,719	298,525
Thomas & Betts Corp*	6,646	254,808
Tidewater Inc	6,562	274,357
Timken Co	10,079	290,174
Trimble Navigation Ltd*	15,277	438,908
Trinity Industries Inc	10,062	219,855
Tyco International Ltd	4,341	157,101
URS Corp*	10,651	474,822
Valmont Industries Inc	2,476	196,149
Vishay Intertechnology Inc*	23,687	214,367
Wabtec Corp	6,037	261,704
Waste Connections Inc*	9,988	351,677
Werner Enterprises Inc	5,556	125,232
Woodward Governor Co	7,201	206,669
Worthington Industries Inc	7,733	113,830
Zebra Technologies Corp*	7,463	205,233
Total Industrial		20,413,233

Technology (8.21%)
ACI Worldwide Inc*	4,316	82,479
Acxiom Corp*	9,766	170,026
Advent Software Inc*	2,204	95,301
ANSYS Inc*	11,257	492,269
Atmel Corp*	57,581	293,951
Broadridge Financial Solutions Inc	17,370	332,114
Cadence Design Systems Inc*	34,111	228,544
Cerner Corp*	8,599	719,822
Cree Inc*	13,153	872,966
Diebold Inc	8,415	243,867
DST Systems Inc	4,985	191,025
Fair Isaac Corp	6,115	141,868
Fairchild Semiconductor International Inc*	15,729	157,290
Informatica Corp*	11,352	292,882
Integrated Device Technology Inc*	21,072	123,060
International Rectifier Corp*	9,046	189,604
Intersil Corp	15,570	207,237
Jack Henry & Associates Inc	10,748	258,382
Lam Research Corp*	16,150	611,439
Mantech International Corp*	2,960	136,841
Mentor Graphics Corp*	12,832	117,798
MICROS Systems Inc*	10,112	345,830
MSCI Inc*	13,132	389,364
NCR Corp*	20,205	268,322
Palm Inc*	19,429	110,745
Parametric Technology Corp*	14,961	246,557
Quest Software Inc*	7,913	153,156
SEI Investments Co	16,438	346,677
Semtech Corp*	7,825	137,798
Silicon Laboratories Inc*	5,796	263,312
Solera Holdings Inc	8,837	306,467
SRA International Inc*	5,467	117,923
Sybase Inc*	10,347	665,623
Synopsys Inc*	18,497	396,206
Total Technology		9,706,745

Utilities (5.67%)
AGL Resources Inc	9,823	358,540
Alliant Energy Corp	14,041	451,278
Atmos Energy Corp	11,752	318,714
Aqua America Inc	17,295	301,798
Black Hills Corp	4,932	141,499
Cleco Corp	7,676	203,184
DPL Inc	15,200	380,608
Dynegy Inc*	12,805	66,970
Energen Corp	9,106	403,123
Great Plains Energy Inc	17,175	301,421
Hawaiian Electric Industries Inc	11,684	256,581
IDACORP Inc	6,047	199,853
MDU Resources Group Inc	23,828	445,584
NSTAR	13,555	475,916
NV Energy Inc	29,785	351,165
OGE Energy Corp	12,284	447,629
PNM Resources Inc	11,000	135,740
Southern Union Co	15,746	342,790
UGI Corp	13,806	360,889
Vectren Corp	10,299	237,392
Westar Energy Inc	13,837	304,414
WGL Holdings Inc	6,363	215,388
Total Utilities		6,700,476

Total Common Stock (Cost $99,839,801)		118,245,797

Short-Term Investments (1.10%)

United States Treasury Bills (1.10%)	Par Value
United States Treasury Bill 12/16/2010 (b)	$400,000	399,522
United States Treasury Bill 02/10/2011	900,000	898,508
Total United States Treasury Bills		1,298,030

Total Short-Term Investments (Cost $1,297,173)		1,298,030

Total Investments (Cost $101,136,974) (a) (101.09%)		119,543,827
Other Net Assets (-1.09%)		(1,288,772)
Net Assets (100.00%)		$118,255,055

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $101,226,316. At May 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$27,431,638
Unrealized depreciation		(9,114,127)
Net unrealized appreciation		$18,317,511

(b) At May 31, 2010, certain United States Treasury Bills with a market value of $399,522 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2010: Contracts - $100 times premium / delivery month / commitment

S&P Midcap 400 E-mini		Unrealized Depreciation
8 / Jun 2010 / Long		$(30,260)

S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010
Common Stock (89.34%)

Basic Materials (2.87%)	Shares	Value
AMCOL International Corp	1,466	$39,523
American Vanguard Corp	1,345	10,720
Arch Chemicals Inc	1,494	51,184
Balchem Corp	1,650	40,079
Brush Engineered Materials Inc*	1,269	32,055
Buckeye Technologies Inc*	1,716	20,798
Century Aluminum Co*	3,416	35,902
Clearwater Paper Corp*	752	46,045
Deltic Timber Corp	590	27,282
HB Fuller Co	3,124	66,635
Neenah Paper Inc	750	14,205
NewMarket Corp	800	82,368
Olympic Steel Inc	500	13,780
OM Group Inc*	1,855	55,372
Penford Corp*	400	3,272
PolyOne Corp*	5,408	54,026
Quaker Chemical Corp	439	12,130
RTI International Metals Inc*	1,786	47,347
Schulman A Inc	1,547	34,382
Schweitzer-Mauduit International Inc	1,053	58,126
Stepan Co	400	28,852
Wausau Paper Corp*	3,194	27,884
Zep Inc	1,342	24,532
Total Basic Materials		826,499

Communications (4.54%)
ADPT Corp*	7,937	23,017
Anixter International Inc*	1,885	89,538
Applied Signal Technology Inc	560	9,878
Arris Group Inc*	8,093	88,780
Black Box Corp	1,103	32,527
Blue Coat Systems Inc*	2,200	47,234
Blue Nile Inc*	800	37,520
Cbeyond Inc*	1,695	26,493
comScore Inc*	1,251	19,240
Comtech Telecommunications Corp*	1,600	46,096
Cybersource Corp*	4,557	117,069
DealerTrack Holdings Inc*	2,690	43,121
EMS Technologies Inc*	1,000	15,540
eResearchTechnology Inc*	2,768	21,978
EW Scripps Co*	1,800	15,894
General Communication Inc*	2,942	16,858
Harmonic Inc*	6,254	36,211
Infospace Inc*	1,900	15,637
inVentiv Health Inc*	1,900	47,462
Iowa Telecommunications Services Inc	2,166	36,086
j2 Global Communications Inc*	2,976	68,865
Knot Inc/The*	1,600	11,968
Netgear Inc*	1,900	43,149
Network Equipment Technologies Inc*	1,066	4,808
Neutral Tandem Inc*	1,995	26,813
Novatel Wireless Inc*	1,500	9,225
NTELOS Holdings Corp	1,813	32,543
NutriSystem Inc	1,800	40,050
PC-Tel Inc*	942	5,548
Perficient Inc*	1,900	20,273
Stamps.com Inc*	1,100	11,528
Symmetricom Inc*	2,100	10,983
Tekelec*	4,296	61,583
Tollgrade Communications Inc*	630	4,076
United Online Inc	5,300	36,120
USA Mobility Inc	1,400	19,712
Viasat Inc*	1,752	56,292
Websense Inc*	2,754	57,614
Total Communications		1,307,329

Consumer, Cyclical (16.24%)
Arctic Cat Inc*	1,013	11,619
ATC Technology Corp*	1,300	24,310
Audiovox Corp*	1,050	8,579
Big 5 Sporting Goods Corp	1,300	19,227
Biglari Holdings Inc*	63	19,158
BJ's Restaurants Inc*	1,300	30,147
Brightpoint Inc*	2,880	21,398
Brown Shoe Co Inc	2,695	44,953
Brunswick Corp	5,200	90,844
Buckle Inc/The	1,350	47,993
Buffalo Wild Wings Inc*	1,200	44,280
Cabela's Inc*	2,300	39,583
California Pizza Kitchen Inc*	1,500	27,345
Callaway Golf Co	3,839	32,324
Carter's Inc*	3,700	113,072
Casey's General Stores Inc	3,031	111,753
Cash America International Inc	1,744	64,441
Cato Corp/The	1,862	44,185
CEC Entertainment Inc*	1,417	57,303
Childrens Place Retail Stores Inc/The*	1,478	69,658
Christopher & Banks Corp	1,875	17,175
CKE Restaurants Inc	3,700	45,732
Cracker Barrel Old Country Store Inc	1,300	64,779
CROCS Inc*	4,800	49,680
Deckers Outdoor Corp*	800	115,775
DineEquity Inc*	898	30,325
Dress Barn Inc/The*	3,446	94,386
DTS Inc*	1,151	38,018
Ethan Allen Interiors Inc	1,913	38,643
Ezcorp Inc*	2,900	53,099
Finish Line Inc/The	2,948	49,084
First Cash Financial Services Inc*	1,500	31,545
Fred's Inc	2,610	35,731
G&K Services Inc	1,371	33,164
Genesco Inc*	1,318	41,016
Group 1 Automotive Inc*	1,453	41,323
Gymboree Corp*	1,869	83,320
Haverty Furniture Cos Inc	1,157	18,755
Hibbett Sports Inc*	1,704	43,912
HOT Topic Inc	2,397	13,327
HSN Inc*	2,300	61,985
Iconix Brand Group Inc*	4,587	74,539
Insight Enterprises Inc*	2,982	43,358
Interface Inc	3,181	37,488
Interval Leisure Group Inc*	2,300	31,096
Jack in the Box Inc*	3,444	77,283
Jakks Pacific Inc*	1,604	23,755
Jo-Ann Stores Inc*	1,470	67,150
JOS A Bank Clothiers Inc*	1,150	69,782
K-Swiss Inc*	1,713	21,361
Landry's Restaurants Inc*	826	19,799
La-Z-Boy Inc*	2,673	31,729
Lithia Motors Inc	1,000	8,170
Liz Claiborne Inc*	6,200	38,006
Lumber Liquidators Holdings Inc*	922	27,208
M/I Homes Inc*	700	8,288
Maidenform Brands Inc*	1,100	25,454
Marcus Corp	1,435	15,713
MarineMax Inc*	800	8,080
Men's Wearhouse Inc/The	3,043	66,155
Meritage Homes Corp*	2,050	43,829
Mobile Mini Inc*	2,228	35,648
Monarch Casino & Resort Inc*	600	6,948
Multimedia Games Inc*	1,431	6,597
MWI Veterinary Supply Inc*	800	39,208
National Presto Industries Inc	327	31,797
Nautilus Inc*	1,674	3,833
O'Charleys Inc*	1,466	10,922
OfficeMax Inc*	4,500	80,235
Oxford Industries Inc	832	17,339
Papa John's International Inc*	1,264	31,385
PEP Boys-Manny Moe & Jack	3,075	37,915
Perry Ellis International Inc*	700	16,842
PetMed Express Inc	1,300	25,636
PF Chang's China Bistro Inc	1,512	65,727
Pinnacle Entertainment Inc*	3,726	45,085
Polaris Industries Inc	1,947	114,289
Pool Corp	3,136	75,233
Quiksilver Inc*	6,824	31,800
RC2 Corp*	1,100	20,460
Red Robin Gourmet Burgers Inc*	800	16,488
Ruby Tuesday Inc*	3,100	33,356
Ruth's Hospitality Group Inc*	1,000	4,840
Scansource Inc*	1,686	43,465
School Specialty Inc*	1,075	23,102
Shuffle Master Inc*	3,655	30,337
Skechers U.S.A. Inc*	1,900	71,592
Skyline Corp	400	7,560
Skywest Inc	3,479	51,020
Sonic Automotive Inc*	1,573	15,557
Sonic Corp*	3,769	39,763
Spartan Motors Inc	1,900	9,120
Stage Stores Inc	2,706	38,344
Standard Motor Products Inc	916	7,667
Standard Pacific Corp*	7,590	38,330
Stein Mart Inc*	1,360	10,839
Superior Industries International Inc	1,200	17,760
Texas Roadhouse Inc*	3,100	45,260
Toro Co/The	2,194	117,356
Tractor Supply Co	2,161	146,428
True Religion Apparel Inc*	1,500	41,415
Tuesday Morning Corp*	1,500	8,490
Unifirst Corp	800	36,000
United Stationers Inc*	1,437	83,950
Universal Electronics Inc*	800	15,616
Volcom Inc*	800	15,968
Watsco Inc	1,866	109,254
Winnebago Industries Inc*	1,700	20,621
Wolverine World Wide Inc	3,060	87,822
World Fuel Services Corp	3,800	98,914
Zale Corp*	2,067	5,581
Zumiez Inc*	1,300	22,256
Total Consumer, Cyclical		4,672,159

Consumer, Non-Cyclical (17.76%)
Abaxis Inc*	1,300	29,263
ABM Industries Inc	2,908	62,435
Administaff Inc	1,536	37,064
Air Methods Corp*	600	19,758
Align Technology Inc*	4,000	59,680
Alliance One International Inc*	4,676	19,499
Almost Family Inc*	422	15,348
Amedisys Inc*	1,756	87,308
American Medical Systems Holdings Inc*	4,820	108,739
American Public Education Inc*	1,070	43,752
AMERIGROUP Corp*	3,438	123,492
AMN Healthcare Services Inc*	1,700	14,144
Amsurg Corp*	2,051	40,610
Andersons Inc/The	1,000	32,730
Arbitron Inc	1,587	48,340
Arqule Inc*	1,302	7,955
Bio-Reference Labs Inc*	1,534	35,083
Blyth Inc	354	17,573
Boston Beer Co Inc*	500	33,025
Bowne & Co Inc	1,860	20,590
Cal-Maine Foods Inc	800	25,896
Calavo Growers Inc	699	11,163
Cambrex Corp*	1,239	5,167
Cantel Medical Corp	765	13,112
Capella Education Co*	900	77,319
Catalyst Health Solutions Inc*	2,500	95,725
CDI Corp	607	9,694
Centene Corp*	2,878	65,676
Central Garden and Pet Co*	3,900	36,894
Chemed Corp	1,343	76,430
Coinstar Inc*	2,000	107,320
Conmed Corp*	1,925	37,422
Consolidated Graphics Inc*	696	31,974
Cooper Cos Inc/The	2,776	102,323
Corvel Corp*	500	17,735
Cross Country Healthcare Inc*	1,840	15,658
CryoLife Inc*	1,813	9,391
Cubist Pharmaceuticals Inc*	3,700	79,550
Cyberonics Inc*	1,199	21,054
Diamond Foods Inc	1,100	45,595
Emergent Biosolutions Inc*	1,000	15,750
Enzo Biochem Inc*	1,519	8,066
Exponent Inc*	800	21,992
Forrester Research Inc*	996	31,245
Genoptix Inc*	1,036	27,620
Gentiva Health Services Inc*	1,927	53,243
Geo Group Inc/The*	3,400	71,740
Great Atlantic & Pacific Tea Co*	1,319	7,109
Greatbatch Inc*	1,517	31,978
Haemonetics Corp*	1,591	85,819
Hain Celestial Group Inc/The*	2,470	53,253
Hanger Orthopedic Group Inc*	2,064	35,191
Healthcare Services Group Inc	2,550	51,281
Healthspring Inc*	3,000	52,110
Healthways Inc*	1,971	27,949
Heartland Payment Systems Inc	1,600	26,288
Heidrick & Struggles International Inc	972	22,502
Helen of Troy Ltd*	1,976	50,902
Hillenbrand Inc	4,100	99,589
HMS Holdings Corp*	1,600	86,816
ICU Medical Inc*	855	27,206
Integra LifeSciences Holdings Corp*	1,265	49,841
Invacare Corp	2,104	50,265
IPC The Hospitalist Co Inc*	565	16,538
J&J Snack Foods Corp	834	37,055
Kelly Services Inc*	1,581	23,067
Kendle International Inc*	700	9,870
Kensey Nash Corp*	574	13,259
Kid Brands Inc*	958	8,229
Lance Inc	1,952	37,674
Landauer Inc	600	36,552
LCA-Vision Inc*	1,173	8,798
LHC Group Inc*	1,000	30,800
Live Nation Entertainment Inc*	8,317	101,717
Magellan Health Services Inc*	2,093	85,164
Mannatech Inc*	900	2,277
Martek Biosciences Corp*	2,200	40,898
MAXIMUS Inc	1,113	66,669
Medcath Corp*	800	7,304
Mednax Inc*	2,770	156,643
Meridian Bioscience Inc	2,600	45,448
Merit Medical Systems Inc*	1,795	27,446
Midas Inc*	700	6,993
Molina Healthcare Inc*	800	22,016
Monro Muffler Brake Inc	1,200	47,268
Nash Finch Co	881	31,813
Natus Medical Inc*	1,600	26,480
Neogen Corp*	1,467	37,717
Odyssey HealthCare Inc*	1,878	49,880
On Assignment Inc*	2,167	11,984
Osteotech Inc*	821	3,103
Palomar Medical Technologies Inc*	1,000	10,770
Par Pharmaceutical Cos Inc*	2,000	55,520
Parexel International Corp*	3,378	75,346
Peet's Coffee & Tea Inc*	600	23,310
PharMerica Corp*	1,800	29,520
Pre-Paid Legal Services Inc*	540	25,013
PSS World Medical Inc*	3,553	81,399
Regeneron Pharmaceuticals Inc*	4,056	115,879
RehabCare Group Inc*	1,146	33,337
Res-Care Inc*	1,700	19,125
Rewards Network Inc	387	4,141
Salix Pharmaceuticals Ltd*	3,305	118,748
Sanderson Farms Inc	1,018	55,837
Savient Pharmaceuticals Inc*	3,505	42,200
SFN Group Inc*	3,098	23,731
Spartan Stores Inc	1,300	19,812
Standard Register Co/The	613	2,446
StarTek Inc*	740	3,330
SurModics Inc*	809	13,761
Symmetry Medical Inc*	2,200	23,958
TeleTech Holdings Inc*	1,900	24,567
Theragenics Corp*	1,389	1,625
TreeHouse Foods Inc*	2,100	96,810
TrueBlue Inc*	2,823	37,518
United Natural Foods Inc*	2,800	86,940
Universal Technical Institute Inc	1,300	31,915
Viad Corp	1,409	32,632
Viropharma Inc*	5,100	62,067
Volt Information Sciences Inc*	646	6,499
WD-40 Co	1,126	36,753
West Pharmaceutical Services Inc	2,100	82,635
Wright Express Corp*	2,300	72,220
Zoll Medical Corp*	1,200	34,860
Total Consumer, Non-Cyclical		5,106,127

Energy (3.61%)
Basic Energy Services Inc*	1,300	10,608
CARBO Ceramics Inc	1,224	79,193
Dril-Quip Inc*	1,784	86,899
Gulf Island Fabrication Inc	900	16,443
Headwaters Inc*	2,223	8,781
Holly Corp	2,700	69,930
Hornbeck Offshore Services Inc*	1,300	19,864
ION Geophysical Corp*	7,053	38,298
Lufkin Industries Inc	900	71,757
Matrix Service Co*	1,500	14,760
Oil States International Inc*	2,963	115,675
Penn Virginia Corp	2,700	59,103
Petroleum Development Corp*	815	16,789
Petroquest Energy Inc*	2,500	15,700
Pioneer Drilling Co*	2,900	17,197
SEACOR Holdings Inc*	1,205	87,941
Seahawk Drilling Inc*	700	8,463
SM Energy Co	3,723	160,982
Stone Energy Corp*	2,267	30,400
Superior Well Services Inc*	600	9,066
Swift Energy Co*	2,022	55,908
Tetra Technologies Inc*	4,434	44,606
Total Energy		1,038,363

Financial (15.33%)
Acadia Realty Trust	2,180	39,000
American Physicians Capital Inc	641	19,877
AMERISAFE Inc*	1,249	21,108
Bank Mutual Corp	3,500	22,470
Bank of the Ozarks Inc	827	29,185
BioMed Realty Trust Inc	6,438	109,510
Boston Private Financial Holdings Inc	4,201	30,751
Brookline Bancorp Inc	3,628	36,135
Cedar Shopping Centers Inc	2,600	17,862
City Holding Co	946	30,357
Colonial Properties Trust	3,986	60,109
Columbia Banking System Inc	1,673	37,358
Community Bank System Inc	2,100	47,985
Delphi Financial Group Inc	2,421	62,873
DiamondRock Hospitality Co*	7,314	66,850
Dime Community Bancshares	1,914	24,423
East West Bancorp Inc	5,506	93,602
EastGroup Properties Inc	1,500	55,470
eHealth Inc*	1,639	21,700
Employers Holdings Inc	3,092	49,317
Entertainment Properties Trust	2,501	102,391
Extra Space Storage Inc	5,400	81,216
First BanCorp*	5,128	6,820
First Commonwealth Financial Corp	4,800	25,104
First Financial Bancorp	2,600	41,327
First Financial Bankshares Inc	1,400	70,252
First Midwest Bancorp Inc	4,239	58,795
Forestar Group Inc*	2,000	36,700
Franklin Street Properties Corp	3,922	48,437
Glacier Bancorp Inc	3,950	62,647
Greenhill & Co Inc	1,100	76,219
Hancock Holding Co	1,500	57,345
Hanmi Financial Corp*	2,300	5,313
Healthcare Realty Trust Inc	3,600	82,548
Home Bancshares Inc	990	23,344
Home Properties Inc	2,100	102,123
Independent Bank Corp	1,385	33,545
Infinity Property & Casualty Corp	809	37,861
Inland Real Estate Corp	3,700	30,821
Investment Technology Group Inc*	2,751	46,382
Kilroy Realty Corp	2,858	94,028
Kite Realty Group Trust	1,800	8,820
LaBranche & Co Inc*	3,500	14,875
LaSalle Hotel Properties	4,199	94,478
Lexington Realty Trust	6,093	37,838
LTC Properties Inc	1,500	38,550
Medical Properties Trust Inc	4,000	38,200
Mid-America Apartment Communities Inc	1,800	98,334
Nara Bancorp Inc*	1,163	8,874
National Financial Partners Corp*	2,400	33,456
National Penn Bancshares Inc	7,300	51,027
National Retail Properties Inc	5,152	113,241
Navigators Group Inc/The*	800	32,768
NBT Bancorp Inc	2,269	49,805
Old National Bancorp	5,190	59,581
optionsXpress Holdings Inc*	2,500	40,125
Parkway Properties Inc	865	14,575
Pennsylvania Real Estate Investment Trust	2,300	31,717
Pinnacle Financial Partners Inc*	2,104	28,762
Piper Jaffray Cos*	1,018	33,706
Portfolio Recovery Associates Inc*	1,000	68,460
Post Properties Inc	2,600	65,208
Presidential Life Corp	1,505	15,787
PrivateBancorp Inc	3,486	46,190
ProAssurance Corp*	1,930	113,600
PS Business Parks Inc	900	48,519
RLI Corp	1,092	60,191
S&T Bancorp Inc	1,500	32,355
Safety Insurance Group Inc	1,100	39,743
Selective Insurance Group Inc	3,244	50,606
Signature Bank*	2,300	87,032
Simmons First National Corp	826	21,773
South Financial Group Inc/The	4,800	1,307
Sovran Self Storage Inc	1,459	52,568
Sterling Bancorp	1,000	9,570
Sterling Bancshares Inc	4,445	23,781
Stewart Information Services Corp	928	9,837
Stifel Financial Corp*	1,814	91,915
Susquehanna Bancshares Inc	5,663	49,665
SWS Group Inc	1,780	17,871
Tanger Factory Outlet Centers	2,438	101,470
Tompkins Financial Corp	440	17,521
Tower Group Inc	2,331	51,072
TradeStation Group Inc*	1,300	9,243
Trustco Bank Corp NY	5,018	31,262
UMB Financial Corp	1,780	69,331
Umpqua Holdings Corp	6,596	82,846
United Bankshares Inc	2,434	65,523
United Community Banks Inc*	2,690	12,468
United Fire & Casualty Co	1,500	32,025
Urstadt Biddle Properties Inc	1,400	23,436
Whitney Holding Corp	7,060	83,661
Wilshire Bancorp Inc	800	8,144
Wintrust Financial Corp	1,538	54,845
World Acceptance Corp*	952	34,015
Total Financial		4,410,732

Industrial (16.71%)
AAON Inc	800	19,744
AAR Corp*	2,578	50,787
Actuant Corp	4,389	88,746
Acuity Brands Inc	2,685	110,434
Advanced Energy Industries Inc*	2,153	26,611
Aerovironment Inc*	1,045	26,167
Albany International Corp	1,699	31,975
AM Castle & Co*	759	11,286
American Science & Engineering Inc	603	42,252
Analogic Corp	900	38,898
AO Smith Corp	1,508	70,303
Apogee Enterprises Inc	1,775	24,247
Applied Industrial Technologies Inc	2,236	61,669
Arkansas Best Corp	1,481	34,641
Astec Industries Inc*	1,314	39,249
AZZ Inc	804	29,684
Badger Meter Inc	981	38,818
Baldor Electric Co	2,497	89,717
Barnes Group Inc	2,870	53,726
Bel Fuse Inc	579	10,202
Belden Inc	3,064	79,358
Benchmark Electronics Inc*	3,834	70,852
Brady Corp	3,344	97,244
Briggs & Stratton Corp	3,004	61,973
Bristow Group Inc*	2,161	70,233
Calgon Carbon Corp*	3,600	53,532
Cascade Corp	600	19,968
Ceradyne Inc*	1,721	37,088
Checkpoint Systems Inc*	2,228	44,359
CIRCOR International Inc	1,124	33,405
CLARCOR Inc	2,997	108,671
Cognex Corp	2,720	51,925
Comfort Systems USA Inc	2,300	25,346
CTS Corp	1,721	18,122
Cubic Corp	971	35,325
Curtiss-Wright Corp	2,954	97,836
Cymer Inc*	1,717	51,974
Daktronics Inc	1,886	15,880
Darling International Inc*	4,900	39,151
Dionex Corp*	1,177	92,689
Drew Industries Inc*	1,200	26,328
Dycom Industries Inc*	2,323	22,951
Eagle Materials Inc	2,900	88,972
Electro Scientific Industries Inc*	1,841	23,657
EMCOR Group Inc*	4,304	107,471
Encore Wire Corp	1,100	21,725
EnPro Industries Inc*	1,100	34,738
ESCO Technologies Inc	1,736	45,431
Esterline Technologies Corp*	1,986	106,569
FARO Technologies Inc*	1,000	23,910
FEI Co*	2,405	49,784
Forward Air Corp	1,656	45,325
Gardner Denver Inc	3,099	141,127
GenCorp Inc*	2,884	14,997
Gerber Scientific Inc*	1,029	6,205
Gibraltar Industries Inc*	1,600	20,992
Griffon Corp*	2,720	33,021
Heartland Express Inc	3,631	56,444
HUB Group Inc*	2,500	76,500
II-VI Inc*	1,500	50,280
Insituform Technologies Inc*	2,572	52,623
Intermec Inc*	3,246	35,836
Intevac Inc*	1,100	12,661
John Bean Technologies Corp	1,600	27,504
Kaman Corp	1,548	37,911
Kaydon Corp	2,247	84,352
Keithley Instruments Inc	720	6,746
Knight Transportation Inc	3,784	75,226
Lawson Products Inc	456	6,279
Lindsay Corp	749	25,593
Littelfuse Inc*	1,432	51,767
LoJack Corp*	1,100	4,433
Lydall Inc*	745	6,005
Magnetek Inc*	1,366	1,953
Methode Electronics Inc	2,454	24,908
Moog Inc*	2,802	92,494
Movado Group Inc*	1,100	13,508
Mueller Industries Inc	2,395	63,491
Myers Industries Inc	1,536	13,793
NCI Building Systems Inc*	220	2,534
Newport Corp*	2,500	25,950
Old Dominion Freight Line Inc*	1,800	64,152
Orbital Sciences Corp*	3,900	61,893
Park Electrochemical Corp	1,318	34,110
Plexus Corp*	2,500	85,125
Quanex Building Products Corp	2,196	43,766
Robbins & Myers Inc	2,232	49,305
Rock-Tenn Co	2,517	129,524
Rogers Corp*	1,150	32,844
Simpson Manufacturing Co Inc	2,290	66,914
Sonic Solutions Inc*	1,173	13,947
Standex International Corp	564	14,670
Stanley Inc*	903	33,357
Sturm Ruger & Co Inc	1,292	20,336
Technitrol Inc	2,470	9,510
Teledyne Technologies Inc*	2,366	93,007
Tetra Tech Inc*	3,868	87,668
Texas Industries Inc	1,686	61,202
Tredegar Corp	1,471	24,242
Triumph Group Inc	1,014	70,382
TTM Technologies Inc*	2,500	28,925
Universal Forest Products Inc	1,181	43,756
Vicor Corp*	1,051	12,822
Watts Water Technologies Inc	1,855	60,102
Total Industrial		4,807,640

Technology (9.22%)
Actel Corp*	1,718	24,241
Agilysys Inc	1,491	10,049
ATMI Inc*	2,001	32,416
Avid Technology Inc*	2,399	32,339
Blackbaud Inc	2,700	60,885
Brooks Automation Inc*	4,331	36,034
Cabot Microelectronics Corp*	1,500	55,050
CACI International Inc*	1,895	87,625
Ciber Inc*	2,938	8,755
Cohu Inc	1,484	20,791
CommVault Systems Inc*	2,757	62,143
Compellent Technologies Inc*	1,000	12,860
Computer Programs & Systems Inc	624	26,838
Concur Technologies Inc*	2,540	107,442
CSG Systems International Inc*	2,100	43,092
Cypress Semiconductor Corp*	10,000	113,900
Digi International Inc*	1,689	15,606
Diodes Inc*	1,650	32,604
DSP Group Inc*	1,496	10,128
Ebix Inc*	1,800	27,504
Eclipsys Corp*	3,600	68,958
Epicor Software Corp*	3,100	28,830
EPIQ Systems Inc*	2,381	27,262
Exar Corp*	2,852	19,964
Hittite Microwave Corp*	1,300	59,449
Hutchinson Technology Inc*	1,338	7,319
Integral Systems Inc*	1,100	7,524
Interactive Intelligence Inc*	761	13,645
JDA Software Group Inc*	2,114	56,486
Kopin Corp*	3,225	11,546
Kulicke & Soffa Industries Inc*	4,127	28,724
Manhattan Associates Inc*	1,548	44,815
Mercury Computer Systems Inc*	1,010	11,868
Micrel Inc	3,300	36,647
Microsemi Corp*	5,251	81,285
MKS Instruments Inc*	2,900	57,594
MTS Systems Corp	1,024	29,952
NCI Inc*	409	8,973
Netscout Systems Inc*	2,000	27,060
Omnicell Inc*	2,000	26,200
Pericom Semiconductor Corp*	1,192	11,801
Phase Forward Inc*	2,800	47,124
Phoenix Technologies Ltd*	1,166	3,463
Progress Software Corp*	2,391	76,369
Quality Systems Inc	1,200	70,848
Radiant Systems Inc*	1,286	17,824
Radisys Corp*	829	7,776
Rudolph Technologies Inc*	1,360	12,077
Sigma Designs Inc*	1,600	16,672
Skyworks Solutions Inc*	10,882	173,349
Smith Micro Software Inc*	1,902	18,735
Standard Microsystems Corp*	1,264	28,920
Stratasys Inc*	1,200	27,912
Supertex Inc*	890	24,235
SYKES Enterprises Inc*	2,200	37,972
Synaptics Inc*	2,272	67,978
SYNNEX Corp*	1,264	33,787
Take-Two Interactive Software Inc*	5,054	58,475
Taleo Corp*	2,000	50,100
Tessera Technologies Inc*	2,966	51,549
THQ Inc*	4,085	24,510
TriQuint Semiconductor Inc*	8,500	59,670
Tyler Technologies Inc*	2,000	32,460
Ultratech Inc*	1,126	15,696
Varian Semiconductor Equipment Associates Inc*	3,947	122,711
Veeco Instruments Inc*	2,220	84,737
Total Technology		2,651,153

Utilities (3.06%)
Allete Inc	1,680	57,994
American States Water Co	1,045	35,917
Avista Corp	3,283	63,362
Central Vermont Public Service Corp	573	11,506
CH Energy Group Inc	1,008	39,201
El Paso Electric Co*	2,842	56,328
Laclede Group Inc/The	1,463	48,411
New Jersey Resources Corp	2,721	96,459
Northwest Natural Gas Co	1,701	74,793
Piedmont Natural Gas Co Inc	4,353	110,610
South Jersey Industries Inc	2,000	87,780
Southwest Gas Corp	2,879	85,276
UIL Holdings Corp	1,540	38,931
Unisource Energy Corp	2,352	72,630
Total Utilities		879,198

Total Common Stock (Cost $25,183,094)		25,699,200

Short-Term Investments (8.68%)

United States Treasury Bills (8.68%)	Par Value
United States Treasury Bill 08/05/2010	$1,700,000	1,699,585
United States Treasury Bill 02/10/2011 (b)	$800,000	798,674
Total United States Treasury Bills		2,498,259

Total Short-Term Investments (Cost $2,497,579)		2,498,259

Total Investments (Cost $27,680,673) (a) (98.02%)		28,197,459
Other Net Assets (1.98%)		569,419
Net Assets (100.00%)		$28,766,878

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $27,680,673. At May 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$5,871,951
Unrealized depreciation		(5,355,165)
Net unrealized appreciation		$516,786

(b) At May 31, 2010, certain United States Treasury Bills with a market value of $299,503 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2010: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini		Unrealized Depreciation
46 / Jun 2010 / Long		$(99,835)

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010
Common Stock (93.84%)

Basic Materials (3.19%)	Shares	Value

Chemicals (2.30%)
Praxair Inc	4,592	$356,339
Sherwin-Williams Co/The	1,746	133,796
		490,135

Iron / Steel (0.89%)
United States Steel Corp	4,000	188,840

Total Basic Materials		678,975

Communications (4.14%)

Media (1.72%)
McGraw-Hill Cos Inc/The	13,178	366,348

Telecommunications (2.42%)
AT&T Inc	21,244	516,229

Total Communications		882,577

Consumer, Cyclical (14.85%)

Auto Manufacturers (2.61%)
Ford Motor Co*	47,500	557,175

Retail (12.24%)
Chipotle Mexican Grill Inc*	4,200	597,576
McDonald's Corp	6,968	465,950
Ross Stores Inc	3,692	193,461
Starbucks Corp	25,200	652,428
TJX Cos Inc	7,050	320,493
Target Corp	6,939	378,384
		2,608,292

Total Consumer, Cyclical		3,165,467

Consumer, Non-Cyclical (27.97%)

Agriculture (5.16%)
Altria Group Inc	22,500	456,525
Philip Morris International Inc	7,500	330,900
Reynolds American Inc	5,992	312,423
		1,099,848

Beverages (3.50%)
Coca-Cola Co/The	14,500	745,300

Commercial Services (2.91%)
Lender Processing Services Inc	10,211	346,561
Moody's Corp	5,092	104,386
Western Union Co/The	10,609	169,320
		620,267

Cosmetics / Personal Care (1.11%)
Procter & Gamble Co/The	3,880	237,029

Food (2.43%)
Kraft Foods Inc	4,384	125,382
Safeway Inc	8,000	177,120
Sara Lee Corp	15,200	215,384
		517,886

Healthcare - Products (2.54%)
Baxter International Inc	12,811	541,009

Healthcare - Services (6.82%)
Aetna Inc	8,584	250,309
Healthsouth Corp*	40,000	794,400
WellPoint Inc*	8,000	410,400
		1,455,109

Household Products / Wares (0.48%)
Fortune Brands Inc	2,146	101,828

Pharmaceuticals (3.02%)
AmerisourceBergen Corp	13,812	432,039
Pfizer Inc	13,900	211,697
		643,736

Total Consumer, Non-Cyclical		5,962,012

Energy (8.73%)

Oil & Gas (7.50%)
Apache Corp	1,126	100,822
Chevron Corp	3,840	283,661
ConocoPhillips	5,348	277,347
Devon Energy Corp	3,852	245,950
Exxon Mobil Corp	7,736	467,719
Valero Energy Corp	12,000	224,160
		1,599,659

Oil & Gas Services (1.23%)
Baker Hughes Inc	2,780	106,029
Ensco PLC	4,170	155,958
		261,987

Total Energy		1,861,646

Financial (17.01%)

Banks (9.12%)
Goldman Sachs Group Inc/The	5,000	721,300
JPMorgan Chase & Co	16,500	653,070
US Bancorp	10,300	246,788
Wells Fargo & Co	11,282	323,681
		1,944,839

Diversified Financial Services (4.21%)
Franklin Resources Inc	4,100	402,169
Morgan Stanley	18,300	496,113
		898,282

Insurance (3.68%)
Arthur J Gallagher & Co	7,700	190,113
MetLife Inc	7,328	296,711
StanCorp Financial Group Inc	6,950	297,391
		784,215

Total Financial		3,627,336

Industrial (7.97%)

Machinery - Construction & Mining (4.93%)
Caterpillar Inc	17,292	1,050,661

Metal Fabricate / Hardware (0.72%)
Worthington Industries Inc	10,400	153,088

Miscellaneous Manufacturing (1.79%)
3M Co	3,212	254,744
ITT Corp	2,634	127,170
		381,914

Transportation (0.53)%
Tidewater Inc	2,680	112,051

Total Industrial		1,697,714

Technology (6.30%)

Computers (2.29%)
Dell Inc*	12,249	163,279
Hewlett-Packard Co	7,050	324,371
		487,650

Semiconductors (1.79%)
Intel Corp	17,863	382,625

Software (2.22%)
Microsoft Corp	18,373	474,023

Total Technology		1,344,298

Utilities (3.68%)

Electric (3.68%)
Consolidated Edison Inc	7,700	327,943
Duke Energy Corp	9,200	146,832
Entergy Corp	2,146	161,100
Exelon Corp	3,846	148,456
Total Utilities		784,331

Total Common Stock (Cost $17,300,455)		20,004,356

Short-Term Investments (2.81%)

United States Treasury Bills (2.81%)	Par Value
United States Tresury Bill 08/05/2010	$200,000	199,951
United States Treasury Bill 02/10/2011 (b)	$400,000	399,337
Total United States Treasury Bills		599,288

Total Short-Term Investments (Cost $598,962)		599,288

Total Investments (Cost $17,899,417) (a) (96.65%)		20,603,644
Other Net Assets (3.35%)		720,463
Net Assets (100.00%)		$21,324,107

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $17,899,417. At May 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$4,708,628
Unrealized depreciation		(2,004,401)
Net unrealized appreciation		$2,704,227

(b) At May 31, 2010, certain United States Treasury Bills with a market value of $199,668 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2010: Contracts - $100 times premium / delivery month / commitment

S&P Midcap 400 E-mini		Unrealized Depreciation
8 / June 2010 / Long		$(34,560)

EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010
Common Stock (96.38%)

Basic Materials (10.24%)	Shares	Value

Chemicals (2.48%)
BASF SE ADR	3,488	$182,248
Bayer AG ADR	1,515	84,386
		266,634

Iron / Steel (1.04%)
ArcelorMittal ADR	3,700	112,184

Mining (6.72%)
Anglo American PLC ADR*	12,020	228,500
BHP Billiton Ltd ADR	4,500	291,780
Rio Tinto PLC ADR	4,400	202,840
		723,120

Total Basic Materials		1,101,938

Communications (12.90%)

Telecommunications (12.90%)
Deutsche Telekom AG ADR*	11,525	128,965
France Telecom SA ADR	7,700	146,993
Nokia OYJ ADR	15,928	161,191
Telefonaktiebolaget LM Ericsson ADR	12,888	129,396
Telefonica SA ADR	6,165	353,686
Vodafone Group PLC ADR	23,233	466,983
Total Communications		1,387,214

Consumer, Cyclical (1.75%)

Auto Manufacturers (1.75%)
Daimler AG ADR*	3,835	188,644
Total Consumer, Cyclical		188,644

Consumer, Non-Cyclical (26.49%)

Agriculture (2.23%)
British American Tobacco PLC ADR	4,100	240,055

Beverages (1.56%)
Diageo PLC ADR	2,735	167,601

Food (6.86%)
Nestle SA ADR	12,412	560,277
Unilever NV ADR	6,508	177,733
		738,010

Pharmaceuticals (15.84%)
AstraZeneca PLC ADR	6,098	257,641
GlaxoSmithKline PLC ADR	11,988	401,117
Novartis AG ADR	10,757	484,172
Roche Holding AG ADR	9,632	330,378
Sanofi-Aventis SA ADR	7,700	230,307
		1,703,615

Total Consumer, Non-Cyclical		2,849,281

Energy (14.03%)

Oil & Gas (14.03%)
BP PLC ADR	12,876	553,023
ENI SpA ADR	5,132	192,707
Royal Dutch Shell PLC ADR	7,220	378,328
Total SA ADR	8,258	385,071
Total Energy		1,509,129

Financial (21.24%)

Banks (17.03%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	155,116
Banco Santander SA ADR	36,958	375,124
Barclays PLC ADR	8,751	154,193
BNP Paribas ADR	5,452	155,655
Deutsche Bank AG ADR	2,096	124,859
HSBC Holdings PLC ADR	11,565	524,587
Intesa Sanpaolo SpA ADR	5,800	91,350
Societe Generale ADR	10,900	93,740
UBS AG ADR*	11,792	157,187
		1,831,811

Diversified Financial Services (1.46%)
Credit Suisse Group AG ADR	4,053	156,811
		156,811

Insurance (2.75%)
Allianz SE ADR	18,157	180,299
AXA SA ADR	6,984	115,236
		295,535

Total Financial		2,284,157

Industrial (5.23%)

Electronics (1.16%)
Koninklijke Philips Electronics NV ADR	4,184	124,767

Engineering & Construction (1.38%)
ABB Ltd ADR*	8,700	147,987

Miscellaneous Manufacturing (2.69%)
Siemens AG ADR	3,235	289,630

Total Industrial		562,384

Technology (1.45%)

Software (1.45%)
SAP AG ADR	3,667	155,591
Total Technology		155,591

Utilities (3.05%)

Electric (1.96%)
E.ON AG ADR	6,935	211,171

Gas (1.09%)
GDF Suez ADR	3,758	117,625

Total Utilities		328,796

Total Common Stock (Cost $12,410,625)		10,367,134

Short-Term Investments (0.93%)

United States Treasury Bills (0.93%)	Par Value
United States Treasury Bill 08/05/2010	$100,000	99,976
Total United States Treasury Bills		99,976

Total Short-Term Investments (Cost $99,973)		99,976

Total Investments (Cost $12,510,598) (a) (97.31%)		10,467,110
Other Net Assets (2.69%)		289,580
Net Assets (100.00%)		$10,756,690

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $12,511,158. At May 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,034,740
Unrealized depreciation		(3,078,788)
Net unrealized depreciation		$(2,044,048)

NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 5/31/2010
Common Stock (97.58%)

Basic Materials (0.36%)	Shares	Value
Sigma-Aldrich Corp	1,436	$76,510
Total Basic Materials		76,510

Communications (24.50%)
Amazon.com Inc*	3,600	451,656
Baidu Inc*	3,290	240,861
Cisco Systems Inc*	24,952	577,888
Comcast Corp	17,622	318,782
DIRECTV*	8,045	303,216
DISH Network Corp	2,514	52,417
eBay Inc*	11,817	253,002
Expedia Inc	3,216	69,337
Google Inc*	1,809	877,691
Liberty Media Corp - Interactive*	6,500	84,305
Millicom International Cellular SA	1,282	102,470
News Corp	17,371	229,297
NII Holdings Inc*	1,993	72,685
priceline.com Inc*	588	112,402
QUALCOMM Inc	24,725	879,221
Symantec Corp*	10,283	145,710
VeriSign Inc*	1,969	54,955
Virgin Media Inc	4,110	66,418
Vodafone Group PLC	7,952	159,835
Yahoo! Inc*	8,210	125,941
Total Communications		5,178,089

Consumer, Cyclical (8.25%)
Bed Bath & Beyond Inc*	4,298	192,851
Cintas Corp	2,196	57,096
Costco Wholesale Corp	2,822	164,382
Fastenal Co	1,708	86,152
Mattel Inc	5,073	109,881
O'Reilly Automotive Inc*	1,672	85,305
PACCAR Inc	4,979	204,139
Ross Stores Inc	1,421	74,460
Sears Holdings Corp*	1,385	121,963
Staples Inc	5,531	119,027
Starbucks Corp	12,608	326,421
Urban Outfitters Inc*	1,802	65,413
Wynn Resorts Ltd	1,637	137,312
Total Consumer, Cyclical		1,744,402

Consumer, Non-Cyclical (16.03%)
Amgen Inc*	5,754	297,942
Apollo Group Inc*	1,751	93,083
Automatic Data Processing Inc	4,351	177,869
Biogen Idec Inc*	3,654	173,309
Celgene Corp*	5,560	293,346
Cephalon Inc*	800	47,088
DENTSPLY International Inc	1,688	54,742
Express Scripts Inc*	2,996	301,398
Genzyme Corp*	4,058	197,422
Gilead Sciences Inc*	10,810	388,295
Henry Schein Inc*	1,000	56,410
Hologic Inc*	3,000	44,700
Illumina Inc*	1,290	54,232
Intuitive Surgical Inc*	474	152,993
Life Technologies Corp*	2,232	111,734
Mylan Inc*	3,800	73,872
Patterson Cos Inc	1,604	47,655
Paychex Inc	4,182	119,354
QIAGEN NV*	2,864	60,373
Teva Pharmaceutical Industries Ltd	8,979	492,229
Vertex Pharmaceuticals Inc*	2,558	88,481
Warner Chilcott PLC*	2,719	62,863
Total Consumer, Non-Cyclical		3,389,390

Energy (0.48%)
First Solar Inc*	910	102,248
Total Energy		102,248

Industrial (2.89%)
CH Robinson Worldwide Inc	1,946	113,082
Expeditors International of Washington Inc	2,400	91,656
Flextronics International Ltd*	9,539	62,576
FLIR Systems Inc*	1,650	47,009
Foster Wheeler AG*	1,800	43,218
Garmin Ltd	2,380	79,920
JB Hunt Transport Services Inc	1,368	47,237
Joy Global Inc	1,200	61,200
Stericycle Inc*	1,100	64,482
Total Industrial		610,380

Technology (45.07%)
Activision Blizzard Inc	13,814	148,501
Adobe Systems Inc*	6,265	200,981
Altera Corp	5,102	120,254
Apple Inc*	15,428	3,967,463
Applied Materials Inc	8,472	109,374
Autodesk Inc*	2,800	81,928
BMC Software Inc*	2,589	95,819
Broadcom Corp	4,880	168,458
CA Inc	6,092	123,363
Cerner Corp*	995	83,291
Check Point Software Technologies Ltd*	2,506	76,859
Citrix Systems Inc*	2,599	113,342
Cognizant Technology Solutions Corp*	3,537	176,991
Dell Inc*	8,780	117,037
Electronic Arts Inc*	3,704	61,153
Fiserv Inc*	2,324	110,506
Infosys Technologies Ltd	1,300	74,789
Intel Corp	23,595	505,405
Intuit Inc*	4,867	173,947
KLA-Tencor Corp	2,582	79,448
Lam Research Corp*	1,471	55,692
Linear Technology Corp	3,449	96,434
Logitech International SA*	2,100	29,799
Marvell Technology Group Ltd*	7,273	138,042
Maxim Integrated Products Inc	3,250	57,720
Microchip Technology Inc	1,644	45,785
Microsoft Corp	36,820	949,956
NetApp Inc*	4,214	158,784
NVIDIA Corp*	6,297	82,743
Oracle Corp	25,488	575,264
Research In Motion Ltd*	6,796	412,517
SanDisk Corp*	2,835	132,168
Seagate Technology*	6,070	93,235
Xilinx Inc	4,476	109,438
Total Technology		9,526,486

Total Common Stock (Cost $16,417,176)		20,627,505

Short-Term Investments (0.94%)

United States Treasury Bills (0.94%)	Par Value
United States Treasury Bill 07/15/2010	$100,000	99,984
United States Treasury Bill 04/07/2011 (b)	$100,000	99,755
Total United States Treasury Bills		199,739

Total Short-Term Investments (Cost $199,613)		199,739

Total Investments (Cost $16,616,789) (a) (98.52%)		20,827,244
Other Net Assets (1.48%)		312,790
Net Assets (100.00%)		$21,140,034

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $16,618,024. At May 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$6,473,384
Unrealized depreciation		(2,264,164)
Net unrealized appreciation		$4,209,220

(b) At May 31, 2010, certain United States Treasury Bills with a market value of $99,755 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2010: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini		Unrealized Depreciation
13 / Jun 2010 / Long		$(14,794)

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 27, 2010

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date July 27, 2010